MARKETABLE SECURITIES AND LONG-TERM INVESTMENTS (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Cost-method Investments
Amortized cost of marketable securities	$ 8.7	$ 8.7	$ 8.7
Gross unrealized gains	$ 3.0	$ 3.0
Gross unrealized losses			$ 1.2
Zhenai Inc.
Schedule of Cost-method Investments
Ownership percentage		21.00%